UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam International Value Fund
Class A [PNGAX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Putnam International Value Fund returned 19.75%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.
Putnam International Value Fund	PAGE 1	38967-ATSA-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	19.75	11.72	10.18
Class A (with sales charge)	12.87	10.40	9.53
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%
Putnam International Value Fund	PAGE 2	38967-ATSA-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Value Fund	PAGE 3	38967-ATSA-0826

Putnam International Value Fund
Class C [PIGRX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$187	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Putnam International Value Fund returned 18.87%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.
Putnam International Value Fund	PAGE 1	38967-ATSC-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	18.87	10.87	9.52
Class C (with sales charge)	17.87	10.87	9.52
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%
Putnam International Value Fund	PAGE 2	38967-ATSC-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Value Fund	PAGE 3	38967-ATSC-0826

Putnam International Value Fund
Class R [PIIRX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$133	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R shares of Putnam International Value Fund returned 19.44%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.
Putnam International Value Fund	PAGE 1	38967-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R	19.44	11.43	9.90
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam International Value Fund	PAGE 2	38967-ATSR-0826

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Value Fund	PAGE 3	38967-ATSR-0826

Putnam International Value Fund
Class R6 [PIGWX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$66	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Putnam International Value Fund returned 20.18%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.
Putnam International Value Fund	PAGE 1	38967-ATSR6-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	20.18	12.15	10.64
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam International Value Fund	PAGE 2	38967-ATSR6-0826

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Value Fund	PAGE 3	38967-ATSR6-0826

Putnam International Value Fund
Class Y [PNGYX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam International Value Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$78	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class Y shares of Putnam International Value Fund returned 20.06%. The Fund compares its performance to the  MSCI EAFE Value Index-NR, which returned 26.95% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in STMicroelectronics, a semiconductor manufacturer.
↑	Cenovus Energy, an integrated energy company.
↑	Overweight exposure to MinebeaMitsumi, a precision components and electronic devices manufacturer.

Top detractors from performance:
↓	Partners Group Holding, a private markets investment firm.
↓	Not owning Murata Manufacturing, an electronic components manufacturer.
↓	Overweight position in Alstom, a global rail transport company.
Putnam International Value Fund	PAGE 1	38967-ATSY-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class Y	20.06	12.00	10.46
MSCI All Country World ex-U.S. Index-NR	27.66	8.79	9.93
MSCI EAFE Value Index-NR	26.95	13.15	10.45
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,209,087,255
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	68
Total Management Fee Paid	$5,295,529
Portfolio Turnover Rate	19%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam International Value Fund	PAGE 2	38967-ATSY-0826

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam International Value Fund	PAGE 3	38967-ATSY-0826

Putnam Small Cap Growth Fund
Class A [PNSAX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.11%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class A shares of Putnam Small Cap Growth Fund returned 37.39%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSA-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class A	37.39	10.24	16.82
Class A (with sales charge)	29.49	8.94	16.13
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSA-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSA-0826

Putnam Small Cap Growth Fund
Class C [PNSCX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$220	1.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class C shares of Putnam Small Cap Growth Fund returned 36.37%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSC-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class C	36.37	9.42	16.12
Class C (with sales charge)	35.37	9.42	16.12
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSC-0826

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSC-0826

Putnam Small Cap Growth Fund
Class R [PSGRX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$161	1.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R shares of Putnam Small Cap Growth Fund returned 37.05%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSR-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R	37.05	9.97	16.53
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSR-0826

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSR-0826

Putnam Small Cap Growth Fund
Class R6 [PLKGX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$88	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class R6 shares of Putnam Small Cap Growth Fund returned 37.90%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSR6-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class R6	37.90	10.67	17.29
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSR6-0826

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSR6-0826

Putnam Small Cap Growth Fund
Class Y [PSYGX]	Annual Shareholder Report | June 30, 2026

This annual shareholder report contains important information about Putnam Small Cap Growth Fund for the period July 1, 2025, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2026, Class Y shares of Putnam Small Cap Growth Fund returned 37.74%. The Fund compares its performance to the Russell 2000 Growth Index, which returned 38.74% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Comfort Systems, a mechanical and electrical contracting firm.
↑	Carpenter Technology, a specialty metals manufacturer.
↑	Overweight position in Advanced Energy Industries, a power conversion and control solutions company.

Top detractors from performance:
↓	Overweight position in Huron Consulting Group, a professional services and consulting firm.
↓	Encompass Health Corp, an operator of inpatient rehabilitation hospitals and rehabilitation services.
↓	Descartes Systems Group, a logistics and supply chain software provider.
Putnam Small Cap Growth Fund	PAGE 1	38972-ATSY-0826

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 6/30/2016 — 6/30/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2026

	1 Year	5 Year	10 Year
Class Y	37.74	10.52	17.12
Russell 3000 Index	22.82	12.31	15.06
Russell 2000 Growth Index	38.74	5.57	11.97
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,394,707,087
Total Number of Portfolio Holdings	108
Total Management Fee Paid	$19,814,489
Portfolio Turnover Rate	83%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Small Cap Growth Fund	PAGE 2	38972-ATSY-0826

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Small Cap Growth Fund	PAGE 3	38972-ATSY-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending June 30, 2025 and June 30, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $110,599 on June 30, 2025 and $101,040 on June 30, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 on June 30, 2025, and $0 on June 30, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $28,942 on June 30, 2025, and $28,942 on June 30, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 on June 30, 2025, and $0 on June 30, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm is compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,073,443 on June 30, 2025, and $1,820,011 on June 30, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Funds Trust
Financial Statements and Other Important Information
Annual | June 30, 2026
Putnam International Value Fund
Putnam Small Cap Growth Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 24
Notes to Financial Statements 28
Report of Independent Registered Public Accounting Firm 47
Tax Information 48
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.15 $13.60 $12.57 $10.44 $12.71
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.40 0.40 0.31 0.30
Net realized and unrealized gains (losses) ........... 2.75 2.67 0.94 2.00 (1.88)
Total from investment operations .................... 3.14 3.07 1.34 2.31 (1.58)
Less distributions from:
Net investment income .......................... (0.32) (0.35) (0.31) (0.18) (0.15)
Net realized gains ............................. (0.19) (0.17) — — (0.54)
Total distributions ............................... (0.51) (0.52) (0.31) (0.18) (0.69)
Net asset value, end of year ....................... $18.78 $16.15 $13.60 $12.57 $10.44
Total return
c
................................... 19.75% 23.38% 10.76% 22.39% (13.12)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.18% 1.26% 1.34% 1.39%
Expenses net of waiver and payments by affiliates
d
...... 0.96% 1.02% 1.06% 1.11% 1.27%
e
Net investment income ........................... 2.20% 2.77% 3.07% 2.75% 2.44%
Supplemental data
Net assets , end of year (000’s) ..................... $183,558 $155,841 $121,487 $118,860 $96,655
Portfolio turnover rate ............................ 19% 26% 21% 15% 6%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.26 $13.65 $12.64 $10.49 $12.75
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.30 0.31 0.24 0.23
Net realized and unrealized gains (losses) ........... 2.76 2.68 0.94 2.00 (1.91)
Total from investment operations .................... 3.03 2.98 1.25 2.24 (1.68)
Less distributions from:
Net investment income .......................... (0.24) (0.20) (0.24) (0.09) (0.04)
Net realized gains ............................. (0.19) (0.17) — — (0.54)
Total distributions ............................... (0.43) (0.37) (0.24) (0.09) (0.58)
Net asset value, end of year ....................... $18.86 $16.26 $13.65 $12.64 $10.49
Total return
c
................................... 18.87% 22.40% 9.95% 21.41% (13.74)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.84% 1.93% 2.01% 2.09% 2.14%
Expenses net of waiver and payments by affiliates
d
...... 1.71% 1.76% 1.81% 1.86% 2.02%
e
Net investment income ........................... 1.54% 2.02% 2.41% 2.14% 1.90%
Supplemental data
Net assets , end of year (000’s) ..................... $4,613 $2,876 $1,705 $1,323 $1,070
Portfolio turnover rate ............................ 19% 26% 21% 15% 6%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.85 $13.38 $12.38 $10.30 $12.57
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.36 0.48 0.28 0.32
Net realized and unrealized gains (losses) ........... 2.69 2.61 0.82 1.96 (1.91)
Total from investment operations .................... 3.03 2.97 1.30 2.24 (1.59)
Less distributions from:
Net investment income .......................... (0.28) (0.33) (0.30) (0.16) (0.14)
Net realized gains ............................. (0.19) (0.17) — — (0.54)
Total distributions ............................... (0.47) (0.50) (0.30) (0.16) (0.68)
Net asset value, end of year ....................... $18.41 $15.85 $13.38 $12.38 $10.30
Total return .................................... 19.44% 22.99% 10.61% 21.97% (13.32)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.34% 1.43% 1.51% 1.59% 1.64%
Expenses net of waiver and payments by affiliates
c
...... 1.21% 1.27% 1.31% 1.36% 1.52%
d
Net investment income ........................... 1.96% 2.52% 3.69% 2.52% 2.64%
Supplemental data
Net assets , end of year (000’s) ..................... $9,497 $9,318 $7,106 $2,303 $1,725
Portfolio turnover rate ............................ 19% 26% 21% 15% 6%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.20 $13.65 $12.61 $10.48 $12.76
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.46 0.48 0.39 0.37
Net realized and unrealized gains (losses) ........... 2.72 2.66 0.92 1.97 (1.90)
Total from investment operations .................... 3.21 3.12 1.40 2.36 (1.53)
Less distributions from:
Net investment income .......................... (0.37) (0.40) (0.36) (0.23) (0.21)
Net realized gains ............................. (0.19) (0.17) — — (0.54)
Total distributions ............................... (0.56) (0.57) (0.36) (0.23) (0.75)
Net asset value, end of year ....................... $18.85 $16.20 $13.65 $12.61 $10.48
Total return .................................... 20.18% 23.81% 11.27% 22.84% (12.75)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.80% 0.85% 0.92% 0.98%
Expenses net of waiver and payments by affiliates
c
...... 0.60% 0.64% 0.65% 0.69% 0.86%
d
Net investment income ........................... 2.76% 3.15% 3.66% 3.39% 3.03%
Supplemental data
Net assets , end of year (000’s) ..................... $478,636 $165,089 $65,378 $37,985 $20,253
Portfolio turnover rate ............................ 19% 26% 21% 15% 6%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.12 $13.58 $12.55 $10.43 $12.71
Income from investment operations
a
:
Net investment income
b
......................... 0.43 0.44 0.45 0.37 0.37
Net realized and unrealized gains (losses) ........... 2.75 2.65 0.92 1.97 (1.91)
Total from investment operations .................... 3.18 3.09 1.37 2.34 (1.54)
Less distributions from:
Net investment income .......................... (0.36) (0.38) (0.34) (0.22) (0.20)
Net realized gains ............................. (0.19) (0.17) — — (0.54)
Total distributions ............................... (0.55) (0.55) (0.34) (0.22) (0.74)
Net asset value, end of year ....................... $18.75 $16.12 $13.58 $12.55 $10.43
Total return .................................... 20.06% 23.68% 11.08% 22.69% (12.89)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.93% 1.01% 1.09% 1.14%
Expenses net of waiver and payments by affiliates
c
...... 0.71% 0.77% 0.81% 0.86% 1.02%
d
Net investment income ........................... 2.43% 3.02% 3.46% 3.21% 3.08%
Supplemental data
Net assets , end of year (000’s) ..................... $532,784 $434,387 $245,771 $192,881 $94,542
Portfolio turnover rate ............................ 19% 26% 21% 15% 6%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Schedule of Investments, June 30, 2026
Putnam International Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 2.2%
Airbus SE ......................................... France 64,576 $ 14,367,633
Thales SA ......................................... France 45,593 11,717,470
26,085,103
Air Freight & Logistics 1.1%
Deutsche Post AG ................................... Germany 213,540 12,982,473
Banks 27.1%
AIB Group plc ...................................... Ireland 2,094,620 24,616,994
ANZ Group Holdings Ltd. ............................. Australia 633,168 15,452,086
Barclays plc ....................................... United Kingdom 5,991,227 40,147,215
BNP Paribas SA .................................... France 322,318 37,644,538
CaixaBank SA ...................................... Spain 1,984,625 28,118,502
HSBC Holdings plc .................................. United Kingdom 2,566,062 48,522,423
ING Groep NV ..................................... Netherlands 1,430,132 45,125,408
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,197,700 43,784,633
Resona Holdings, Inc. ................................ Japan 1,202,700 15,680,852
Sumitomo Mitsui Financial Group, Inc. .................... Japan 778,400 30,512,547
329,605,198
Beverages 2.1%
Asahi Group Holdings Ltd. ............................. Japan 841,100 7,996,053
Carlsberg A/S , B .................................... Denmark 126,564 16,562,100
24,558,153
Biotechnology 0.9%
a
Argenx SE ........................................ Netherlands 11,354 10,523,618
Broadline Retail 0.5%
Pan Pacific International Holdings Corp. .................. Japan 1,213,900 6,152,704
Building Products 1.1%
Cie de Saint-Gobain SA .............................. France 145,635 13,206,529
Capital Markets 1.9%
London Stock Exchange Group plc ...................... United Kingdom 133,702 14,455,267
Partners Group Holding AG ............................ Switzerland 11,004 9,013,206
23,468,473
Construction Materials 1.8%
CRH plc .......................................... United States 207,118 22,161,626
Consumer Staples Distribution & Retail 2.2%
MatsukiyoCocokara & Co. ............................. Japan 584,600 8,634,441
Tesco plc ......................................... United Kingdom 2,918,525 17,791,623
26,426,064
Diversified REITs 0.5%
Mirvac Group ...................................... Australia 5,190,009 6,178,895
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG ................................ Germany 518,368 14,132,939
Telstra Group Ltd. ................................... Australia 4,284,983 15,026,882
29,159,821
Electric Utilities 2.0%
Enel SpA ......................................... Italy 2,086,546 23,933,493

Putnam Funds Trust
Schedule of Investments
Putnam International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.6%
ABB Ltd. .......................................... Switzerland 171,943 $ 18,703,845
Food Products 3.9%
Danone SA ........................................ France 242,240 19,800,293
Nestle SA ......................................... Switzerland 174,224 17,869,313
Yamazaki Baking Co. Ltd. ............................. Japan 487,500 9,575,208
47,244,814
Health Care Equipment & Supplies 1.7%
Hoya Corp. ........................................ Japan 129,500 20,888,529
Hotels, Restaurants & Leisure 0.6%
Compass Group plc ................................. United Kingdom 228,874 7,394,769
Household Durables 1.0%
Sony Group Corp. ................................... Japan 611,800 12,311,903
Industrial Conglomerates 3.2%
Hitachi Ltd. ........................................ Japan 552,000 15,277,207
Siemens AG ....................................... Germany 70,320 22,608,394
37,885,601
Industrial REITs 1.0%
Segro plc ......................................... United Kingdom 1,088,845 12,631,266
Insurance 7.8%
ASR Nederland NV .................................. Netherlands 290,591 21,945,687
AXA SA ........................................... France 562,249 28,173,984
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 33,832 18,893,839
QBE Insurance Group Ltd. ............................ Australia 1,540,927 26,804,644
95,818,154
Machinery 1.2%
Minebea Mitsumi, Inc. ................................ Japan 492,700 14,614,890
Metals & Mining 2.8%
BHP Group Ltd. .................................... Australia 563,244 23,472,044
Glencore plc ....................................... Australia 1,537,041 10,480,203
33,952,247
Multi-Utilities 1.3%
E.ON SE .......................................... Germany 770,397 15,842,363
Oil, Gas & Consumable Fuels 6.8%
Cenovus Energy, Inc. ................................ Canada 1,113,426 27,626,625
Shell plc .......................................... United States 1,406,883 54,664,428
82,291,053
Passenger Airlines 1.5%
Qantas Airways Ltd. ................................. Australia 2,381,485 17,497,454
Pharmaceuticals 5.0%
AstraZeneca plc .................................... United Kingdom 64,240 11,993,885
Bayer AG ......................................... Germany 322,291 17,825,335
Novo Nordisk A/S , B ................................. Denmark 237,052 11,384,886
Sanofi SA ......................................... United States 218,641 18,694,601
59,898,707
Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG ............................. Germany 136,211 12,831,341

Putnam Funds Trust
Schedule of Investments
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.0%
Industria de Diseno Textil SA ........................... Spain 194,636 $ 12,268,360
Textiles, Apparel & Luxury Goods 1.4%
Asics Corp. ........................................ Japan 599,600 16,308,346
Tobacco 1.4%
Imperial Brands plc .................................. United Kingdom 441,270 16,308,840
Trading Companies & Distributors 3.3%
Ferguson Enterprises, Inc. ............................ United States 50,011 11,935,538
ITOCHU Corp. ..................................... Japan 1,085,900 12,392,989
Mitsubishi Corp. .................................... Japan 590,100 15,786,466
40,114,993
Wireless Telecommunication Services 2.1%
KDDI Corp. ........................................ Japan 579,400 9,732,593
SoftBank Group Corp. ................................ Japan 131,300 4,870,350
Vodafone Group plc ................................. United Kingdom 7,809,938 10,336,941
24,939,884
Total Common Stocks (Cost $ 859,616,083 ) ...................................
1,154,189,509
Preferred Stocks 0.5%
Technology Hardware, Storage & Peripherals 0.5%
b
Samsung Electronics Co. Ltd. , 0 .6% ..................... South Korea 41,595 5,865,825
Total Preferred Stocks (Cost $ 5,704,002 ) .....................................
5,865,825
Principal
Amount
*
U.S. Government and Agency Securities 0.1%
c
U.S. Treasury Notes , 0.625%, 8/15/30 .................... United States 836,000 724,103
Total U.S. Government and Agency Securities (Cost $ 724,103 ) ..................
724,103
Total Long Term Investments (Cost $ 866,044,188 ) .............................
1,160,779,437
a
Short Term Investments 2.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
d ,e
U.S. Treasury Bills ,
3.37%, 7/16/26 ................................... United States 4,700,000 4,692,962
3.75%, 10/22/26 ................................... United States 1,600,000 1,581,211
6,274,173
Total U.S. Government and Agency Securities (Cost $ 6,274,424 ) ................
6,274,173

Putnam Funds Trust
Schedule of Investments
Putnam International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.0%
f,g
Putnam Short Term Investment Fund , Class P , 3.837% ....... United States 23,753,317 $ 23,753,317
Total Management Investment Companies (Cost $ 23,753,317 ) ..................
23,753,317
Total Short Term Investments (Cost $ 30,027,741 ) ..............................
30,027,490
a
Total Investments (Cost $ 896,071,929 ) 98.5% .................................
$1,190,806,927
Other Assets, less Liabilities 1.5% ...........................................
18,280,328
Net Assets 100.0% .........................................................
$1,209,087,255
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Variable rate security. The rate shown represents the yield at period end.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( c ).
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2026, the aggregate value of these securities pledged amounted to $5,639,062, representing 0.5% of net assets.
f
See Note 3 ( g ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 59 $ 9,278,635 9/18/26 $ 306
Total Futures Contracts ...................................................................... $306
*
As of period end.

Putnam Funds Trust
Schedule of Investments
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At June 30, 2026 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Sell 36,100,700 25,298,780 7/15/26 $ 310,455 $ —
Australian Dollar .... CITI Buy 11,927,100 8,408,790 7/15/26 — (153,043)
Australian Dollar .... CITI Sell 6,930,400 4,780,962 7/15/26 — (16,150)
Australian Dollar .... GSCO Buy 5,282,200 3,768,707 7/15/26 — (112,453)
Australian Dollar .... GSCO Sell 19,389,100 13,795,993 7/15/26 375,169 —
Australian Dollar .... HSBK Buy 4,795,700 3,380,949 7/15/26 — (61,443)
Australian Dollar .... JPHQ Buy 5,070,700 3,574,773 7/15/26 — (64,915)
Australian Dollar .... MSCO Sell 18,060,000 12,750,106 7/15/26 249,263 —
Australian Dollar .... SSBT Buy 7,776,300 5,482,183 7/15/26 — (99,553)
Australian Dollar .... TDOM Buy 5,673,800 3,999,916 7/15/26 — (72,602)
Australian Dollar .... UBSW Sell 6,743,200 4,759,181 7/15/26 91,646 —
Australian Dollar .... WPAC Buy 3,103,900 2,188,119 7/15/26 — (39,649)
Canadian Dollar .... BOFA Sell 2,805,000 2,037,614 7/15/26 58,650 —
Canadian Dollar .... BZWS Sell 4,091,500 2,971,996 7/15/26 85,390 —
Canadian Dollar .... CITI Buy 4,661,500 3,373,456 7/15/26 — (84,707)
Canadian Dollar .... CITI Sell 20,361,200 14,803,250 7/15/26 438,159 —
Canadian Dollar .... GSCO Sell 1,031,400 749,196 7/15/26 21,530 —
Canadian Dollar .... HSBK Sell 1,645,900 1,195,645 7/15/26 34,441 —
Canadian Dollar .... JPHQ Sell 1,745,300 1,267,791 7/15/26 36,459 —
Canadian Dollar .... MSCO Sell 5,987,900 4,345,358 7/15/26 120,817 —
Canadian Dollar .... SSBT Sell 2,521,800 1,831,827 7/15/26 52,665 —
Canadian Dollar .... TDOM Sell 1,860,300 1,351,056 7/15/26 38,590 —
Canadian Dollar .... UBSW Sell 2,329,200 1,691,895 7/15/26 48,614 —
Canadian Dollar .... WPAC Sell 2,681,800 1,948,068 7/15/26 56,023 —
Israeli New Shekel .. BOFA Buy 3,445,400 1,125,271 7/15/26 32,919 —
Israeli New Shekel .. CITI Buy 7,396,300 2,415,592 7/15/26 70,716 —
Israeli New Shekel .. GSCO Buy 3,763,700 1,229,425 7/15/26 35,764 —
Israeli New Shekel .. HSBK Buy 1,644,100 536,999 7/15/26 15,674 —
Israeli New Shekel .. MSCO Buy 6,248,300 2,040,872 7/15/26 59,529 —
Israeli New Shekel .. SSBT Buy 4,251,300 1,389,356 7/15/26 39,743 —
Israeli New Shekel .. UBSW Buy 13,792,500 4,505,944 7/15/26 130,483 —
New Zealand Dollar . JPHQ Buy 485,900 285,003 7/15/26 — (8,896)
New Zealand Dollar . WPAC Buy 1,251,800 734,231 7/15/26 — (22,910)
Chinese Yuan ...... BOFA Buy 7,927,500 1,173,563 8/12/26 — (2,859)
Chinese Yuan ...... GSCO Sell 41,797,900 6,187,423 8/12/26 14,864 —
Chinese Yuan ...... HSBK Buy 35,685,700 5,282,427 8/12/26 — (12,495)
Hong Kong Dollar ... BOFA Buy 5,074,500 649,992 8/12/26 — (1,948)
Hong Kong Dollar ... BZWS Buy 11,922,300 1,526,864 8/12/26 — (4,316)
Hong Kong Dollar ... CITI Buy 5,113,200 654,879 8/12/26 — (1,893)
Hong Kong Dollar ... GSCO Buy 27,196,700 3,483,719 8/12/26 — (10,540)
Hong Kong Dollar ... HSBK Buy 25,377,500 3,250,317 8/12/26 — (9,461)
Hong Kong Dollar ... SSBT Buy 81,153,300 10,395,244 8/12/26 — (31,489)
Hong Kong Dollar ... TDOM Buy 25,912,600 3,319,107 8/12/26 — (9,915)
Japanese Yen ...... BOFA Buy 645,205,900 4,150,442 8/12/26 — (168,746)
Japanese Yen ...... BZWS Buy 703,474,800 4,525,069 8/12/26 — (183,783)
Japanese Yen ...... BZWS Sell 721,455,700 4,516,963 8/12/26 64,714 —
Japanese Yen ...... CITI Buy 2,455,532,500 15,795,998 8/12/26 — (642,409)
Japanese Yen ...... GSCO Buy 3,151,056,700 20,171,926 8/12/26 — (726,115)
Japanese Yen ...... GSCO Sell 1,681,603,800 10,546,892 8/12/26 169,374 —
Japanese Yen ...... HSBK Buy 1,158,178,100 7,450,319 8/12/26 — (302,966)
Japanese Yen ...... JPHQ Buy 2,863,084,500 18,417,449 8/12/26 — (748,773)
Japanese Yen ...... MSCO Buy 715,378,600 4,512,781 8/12/26 — (98,035)
Japanese Yen ...... MSCO Sell 2,552,556,300 15,957,630 8/12/26 205,288 —

Putnam Funds Trust
Schedule of Investments
Putnam International Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... SSBT Buy 1,905,865,700 11,963,680 8/12/26 $ — $ (202,196)
Japanese Yen ...... SSBT Sell 1,267,358,400 8,152,291 8/12/26 331,165 —
Japanese Yen ...... TDOM Buy 748,497,600 4,814,573 8/12/26 — (195,442)
Japanese Yen ...... UBSW Sell 2,594,893,600 16,691,369 8/12/26 677,754 —
Japanese Yen ...... WPAC Buy 204,734,200 1,316,966 8/12/26 — (53,510)
Singapore Dollar .... BOFA Buy 1,203,600 955,622 8/12/26 — (22,512)
Singapore Dollar .... CITI Buy 553,500 439,472 8/12/26 — (10,362)
Singapore Dollar .... GSCO Buy 13,145,900 10,437,313 8/12/26 — (245,748)
Singapore Dollar .... HSBK Buy 4,811,800 3,820,481 8/12/26 — (90,057)
Singapore Dollar .... JPHQ Buy 389,900 309,565 8/12/26 — (7,289)
Singapore Dollar .... MSCO Buy 2,385,500 1,894,168 8/12/26 — (44,772)
Singapore Dollar .... SSBT Buy 3,159,000 2,508,164 8/12/26 — (59,100)
Singapore Dollar .... TDOM Buy 589,200 467,786 8/12/26 — (11,000)
South Korean Won .. GSCO Sell 11,623,991,900 7,637,395 8/12/26 119,193 —
South Korean Won .. JPHQ Sell 2,113,870,600 1,448,204 8/12/26 80,988 —
South Korean Won .. MSCO Buy 4,857,415,500 3,328,951 8/12/26 — (187,257)
British Pound ...... BOFA Buy 1,313,300 1,750,393 9/16/26 — (8,372)
British Pound ...... BOFA Sell 13,359,700 17,953,166 9/16/26 232,246 —
British Pound ...... BZWS Sell 3,766,100 5,060,527 9/16/26 64,999 —
British Pound ...... CITI Buy 12,728,500 17,091,779 9/16/26 — (208,112)
British Pound ...... GSCO Sell 12,866,100 17,273,769 9/16/26 207,583 —
British Pound ...... HSBK Sell 15,488,300 20,792,154 9/16/26 247,761 —
British Pound ...... JPHQ Sell 2,821,600 3,787,986 9/16/26 45,286 —
British Pound ...... MSCO Buy 27,482,500 36,543,401 9/16/26 106,079 (195,430)
British Pound ...... MSCO Sell 40,173,300 53,855,392 9/16/26 584,551 (16,869)
British Pound ...... SSBT Sell 5,455,900 7,317,633 9/16/26 80,677 —
British Pound ...... TDOM Sell 1,984,300 2,662,186 9/16/26 30,120 —
British Pound ...... UBSW Sell 3,362,900 4,512,440 9/16/26 51,735 —
British Pound ...... WPAC Buy 17,048,300 22,869,419 9/16/26 — (255,771)
Czech Koruna ...... BOFA Buy 19,303,700 929,094 9/16/26 — (19,710)
Czech Koruna ...... MSCO Buy 26,622,600 1,279,266 9/16/26 — (25,093)
Danish Krone ...... BOFA Buy 3,089,400 482,027 9/16/26 — (7,809)
Danish Krone ...... CITI Buy 38,908,900 6,068,876 9/16/26 — (96,429)
Danish Krone ...... GSCO Sell 4,652,000 725,254 9/16/26 11,181 —
Danish Krone ...... HSBK Buy 15,450,700 2,409,087 9/16/26 — (37,432)
Danish Krone ...... JPHQ Buy 2,899,200 452,011 9/16/26 — (6,989)
Danish Krone ...... MSCO Sell 175,568,200 27,364,752 9/16/26 415,344 —
Danish Krone ...... SSBT Sell 8,175,100 1,273,710 9/16/26 18,847 —
Euro ............. BOFA Buy 2,328,000 2,691,294 9/16/26 — (22,681)
Euro ............. BOFA Sell 20,747,600 24,173,444 9/16/26 390,232 —
Euro ............. BZWS Sell 1,408,500 1,640,853 9/16/26 26,273 —
Euro ............. CITI Buy 12,597,600 14,670,903 9/16/26 — (230,130)
Euro ............. GSCO Buy 46,652,600 54,312,957 9/16/26 — (834,547)
Euro ............. GSCO Sell 5,057,100 5,863,161 9/16/26 66,150 —
Euro ............. HSBK Buy 12,865,900 14,979,173 9/16/26 — (230,844)
Euro ............. JPHQ Buy 12,952,700 15,078,836 9/16/26 — (231,008)
Euro ............. MSCO Buy 59,907,400 69,398,307 9/16/26 27,530 (753,298)
Euro ............. MSCO Sell 99,799,800 115,938,341 9/16/26 1,553,369 (16,683)
Euro ............. SSBT Buy 22,759,400 26,481,495 9/16/26 — (392,134)
Euro ............. TDOM Sell 10,768,800 12,531,114 9/16/26 186,715 —
Euro ............. UBSW Buy 403,000 468,147 9/16/26 — (6,183)
Euro ............. UBSW Sell 4,619,200 5,376,065 9/16/26 81,023 —
Euro ............. WPAC Sell 15,070,100 17,534,107 9/16/26 259,078 —
Norwegian Krone ... BOFA Sell 1,210,400 127,030 9/16/26 4,881 —
Norwegian Krone ... BZWS Sell 14,012,200 1,469,971 9/16/26 55,918 —
Norwegian Krone ... CITI Buy 31,383,900 3,290,521 9/16/26 — (123,389)
Norwegian Krone ... GSCO Buy 13,069,000 1,368,955 9/16/26 — (50,086)

Putnam Funds Trust
Schedule of Investments
Putnam International Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Norwegian Krone ... MSCO Buy 63,926,200 6,695,682 9/16/26 $ — $ (244,517)
Norwegian Krone ... SSBT Sell 3,013,200 315,285 9/16/26 11,205 —
Swedish Krona ..... BOFA Buy 48,271,700 5,176,507 9/16/26 — (176,598)
Swedish Krona ..... BZWS Buy 13,568,600 1,454,735 9/16/26 — (49,320)
Swedish Krona ..... CITI Buy 109,675,500 11,752,265 9/16/26 — (392,244)
Swedish Krona ..... GSCO Sell 89,089,900 9,539,146 9/16/26 311,350 —
Swedish Krona ..... HSBK Buy 25,298,900 2,703,362 9/16/26 — (82,941)
Swedish Krona ..... SSBT Buy 37,930,900 4,054,505 9/16/26 — (125,680)
Swedish Krona ..... TDOM Buy 37,762,900 4,038,853 9/16/26 — (127,429)
Swedish Krona ..... UBSW Buy 9,559,100 1,023,017 9/16/26 — (32,900)
Swedish Krona ..... WPAC Buy 7,265,200 777,135 9/16/26 — (24,616)
Swiss Franc ....... BOFA Buy 2,436,400 3,102,509 9/16/26 — (61,225)
Swiss Franc ....... BZWS Buy 2,897,400 3,690,791 9/16/26 — (74,055)
Swiss Franc ....... CITI Buy 3,441,000 4,377,968 9/16/26 — (82,673)
Swiss Franc ....... GSCO Buy 18,368,600 23,368,977 9/16/26 — (440,015)
Swiss Franc ....... HSBK Buy 9,580,100 12,190,065 9/16/26 — (231,519)
Swiss Franc ....... JPHQ Buy 7,195,400 9,154,243 9/16/26 — (172,446)
Swiss Franc ....... MSCO Buy 2,664,000 3,323,503 9/16/26 1,886 —
Swiss Franc ....... MSCO Sell 8,427,600 10,692,285 9/16/26 172,370 —
Swiss Franc ....... SSBT Buy 12,949,300 16,462,600 9/16/26 — (298,385)
Swiss Franc ....... TDOM Buy 1,497,000 1,903,369 9/16/26 — (34,710)
Swiss Franc ....... UBSW Buy 2,994,800 3,809,790 9/16/26 — (71,473)
Swiss Franc ....... UBSW Sell 2,517,800 3,177,111 9/16/26 34,218 —
Swiss Franc ....... WPAC Buy 6,180,200 7,857,032 9/16/26 — (142,477)
Total Forward Exchange Contracts ................................................... $9,344,646 $(11,455,531)
Net unrealized appreciation (depreciation) ............................................ $(2,110,885)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 46 .

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $74.87 $68.85 $56.31 $46.89 $73.13
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.67) (0.60) (0.40) (0.25) (0.62)
Net realized and unrealized gains (losses) ........... 28.58 6.62 12.94 9.67 (15.28)
Total from investment operations .................... 27.91 6.02 12.54 9.42 (15.90)
Less distributions from:
Net realized gains ............................. (0.34) — — — (10.34)
Net asset value, end of year ....................... $102.44 $74.87 $68.85 $56.31 $46.89
Total return
c
................................... 37.39% 8.74% 22.27% 20.09% (25.78)%
Ratios to average net assets
Expenses
d
.................................... 1.11% 1.17% 1.21% 1.25% 1.24%
e
Net investment (loss) ............................ (0.80)% (0.83)% (0.66)% (0.48)% (0.97)%
Supplemental data
Net assets , end of year (000’s) ..................... $672,978 $552,856 $501,770 $422,911 $383,000
Portfolio turnover rate ............................ 83% 51% 40% 48% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $59.75 $55.36 $45.62 $38.28 $61.94
Income from investment operations
a
:
Net investment (loss)
b
.......................... (1.03) (0.92) (0.69) (0.51) (0.92)
Net realized and unrealized gains (losses) ........... 22.67 5.31 10.43 7.85 (12.40)
Total from investment operations .................... 21.64 4.39 9.74 7.34 (13.32)
Less distributions from:
Net realized gains ............................. (0.34) — — — (10.34)
Net asset value, end of year ....................... $81.05 $59.75 $55.36 $45.62 $38.28
Total return
c
................................... 36.37% 7.93% 21.35% 19.17% (26.32)%
Ratios to average net assets
Expenses
d
.................................... 1.86% 1.93% 1.96% 2.00% 1.99%
e
Net investment (loss) ............................ (1.55)% (1.58)% (1.41)% (1.23)% (1.72)%
Supplemental data
Net assets , end of year (000’s) ..................... $34,257 $31,486 $22,177 $13,906 $11,761
Portfolio turnover rate ............................ 83% 51% 40% 48% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $70.20 $64.72 $53.06 $44.30 $69.79
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.83) (0.74) (0.51) (0.35) (0.74)
Net realized and unrealized gains (losses) ........... 26.75 6.22 12.17 9.11 (14.41)
Total from investment operations .................... 25.92 5.48 11.66 8.76 (15.15)
Less distributions from:
Net realized gains ............................. (0.34) — — — (10.34)
Net asset value, end of year ....................... $95.78 $70.20 $64.72 $53.06 $44.30
Total return .................................... 37.05% 8.47% 21.98% 19.77% (25.96)%
Ratios to average net assets
Expenses
c
..................................... 1.36% 1.42% 1.46% 1.50% 1.49%
d
Net investment (loss) ............................ (1.05)% (1.08)% (0.91)% (0.73)% (1.22)%
Supplemental data
Net assets , end of year (000’s) ..................... $21,788 $19,272 $20,938 $16,874 $15,995
Portfolio turnover rate ............................ 83% 51% 40% 48% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $80.91 $74.10 $60.36 $50.07 $77.13
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.39) (0.33) (0.17) (0.04) (0.39)
Net realized and unrealized gains (losses) ........... 30.97 7.14 13.91 10.33 (16.33)
Total from investment operations .................... 30.58 6.81 13.74 10.29 (16.72)
Less distributions from:
Net realized gains ............................. (0.34) — — — (10.34)
Net asset value, end of year ....................... $111.15 $80.91 $74.10 $60.36 $50.07
Total return .................................... 37.90% 9.19% 22.76% 20.55% (25.49)%
Ratios to average net assets
Expenses
c
..................................... 0.74% 0.76% 0.81% 0.85% 0.85%
d
Net investment (loss) ............................ (0.43)% (0.42)% (0.26)% (0.08)% (0.58)%
Supplemental data
Net assets , end of year (000’s) ..................... $1,012,561 $841,517 $422,360 $161,550 $58,592
Portfolio turnover rate ............................ 83% 51% 40% 48% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended June 30,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $79.68 $73.09 $59.63 $49.54 $76.51
Income from investment operations
a
:
Net investment (loss)
b
.......................... (0.49) (0.45) (0.26) (0.12) (0.47)
Net realized and unrealized gains (losses) ........... 30.48 7.04 13.72 10.21 (16.16)
Total from investment operations .................... 29.99 6.59 13.46 10.09 (16.63)
Less distributions from:
Net realized gains ............................. (0.34) — — — (10.34)
Net asset value, end of year ....................... $109.33 $79.68 $73.09 $59.63 $49.54
Total return .................................... 37.74% 9.02% 22.57% 20.37% (25.58)%
Ratios to average net assets
Expenses
c
..................................... 0.86% 0.92% 0.96% 1.00% 0.99%
d
Net investment (loss) ............................ (0.55)% (0.58)% (0.41)% (0.23)% (0.70)%
Supplemental data
Net assets , end of year (000’s) ..................... $1,653,123 $1,446,991 $1,052,476 $473,914 $221,055
Portfolio turnover rate ............................ 83% 51% 40% 48% 39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Includes one-time proxy cost of 0.01%.

Putnam Funds Trust
Schedule of Investments, June 30, 2026
Putnam Small Cap Growth Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.8%
Aerospace & Defense 5.4%
Carpenter Technology Corp. ........................... United States 81,732 $ 50,415,567
a
FTAI Aviation Ltd. ................................... United States 60,733 16,430,098
a,b
Mercury Systems, Inc. ................................ United States 429,833 52,581,471
Moog, Inc. , A ....................................... United States 27,366 11,598,805
VSE Corp. ........................................ United States 231,510 52,900,035
183,925,976
Automobile Components 0.7%
a
Patrick Industries, Inc. ................................ United States 273,380 24,544,056
Banks 1.4%
a,b
Axos Financial, Inc. .................................. United States 292,981 28,533,420
b
Bancorp, Inc. (The) .................................. United States 335,368 21,007,452
49,540,872
Biotechnology 11.9%
b
Apogee Therapeutics, Inc. ............................. United States 147,256 19,545,289
a,b
Arrowhead Pharmaceuticals, Inc. ....................... United States 207,105 16,881,129
a,b
Ascendis Pharma A/S ................................ Denmark 97,754 26,072,947
a,b
Celcuity, Inc. ....................................... United States 113,677 11,892,888
a,b
CG oncology, Inc. ................................... United States 204,363 14,519,991
b
Cogent Biosciences, Inc. .............................. United States 85,951 3,326,304
b
Halozyme Therapeutics, Inc. ........................... United States 647,201 50,656,422
b
Krystal Biotech, Inc. ................................. United States 52,837 19,637,928
a,b
Kymera Therapeutics, Inc. ............................. United States 307,841 35,300,127
b
Mirum Pharmaceuticals, Inc. ........................... United States 216,567 25,353,499
a,b
Oruka Therapeutics, Inc. .............................. United States 288,007 27,409,626
b
Praxis Precision Medicines, Inc. ........................ United States 47,491 15,899,512
b
Protagonist Therapeutics, Inc. .......................... United States 230,040 28,198,303
a,b
Rhythm Pharmaceuticals, Inc. .......................... United States 271,279 30,120,107
a,b
Scholar Rock Holding Corp. ........................... United States 545,261 29,989,355
a,b
Spyre Therapeutics, Inc. .............................. United States 277,013 24,593,214
b
Xenon Pharmaceuticals, Inc. ........................... Canada 415,321 25,068,775
404,465,416
Building Products 0.7%
b
Modine Manufacturing Co. ............................ United States 88,329 23,585,610
Capital Markets 2.2%
Marex Group plc .................................... United Kingdom 282,467 17,216,364
Piper Sandler Cos. .................................. United States 313,545 22,681,845
StepStone Group, Inc. , A .............................. United States 343,029 14,187,679
b
StoneX Group, Inc. .................................. United States 159,152 18,859,512
72,945,400
Chemicals 1.8%
Element Solutions, Inc. ............................... United States 575,389 27,474,825
a,b
Perimeter Solutions, Inc. .............................. United States 946,215 33,732,565
61,207,390
Commercial Services & Supplies 0.8%
a,b
Casella Waste Systems, Inc. , A ......................... United States 280,552 27,205,127
Construction & Engineering 7.6%
Argan, Inc. ........................................ United States 31,552 25,195,850
a,b
Cardinal Infrastructure Group, Inc. , A ..................... United States 274,108 25,820,974
Comfort Systems USA, Inc. ............................ United States 20,826 41,276,091
a,b
Construction Partners, Inc. , A .......................... United States 267,194 31,734,631

Putnam Funds Trust
Schedule of Investments
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
a,b
IES Holdings, Inc. ................................... United States 76,454 $ 56,167,696
b
Legence Corp. , A ................................... United States 621,970 53,010,503
b
Sterling Infrastructure, Inc. ............................ United States 28,233 23,697,651
256,903,396
Consumer Finance 4.0%
a,b
Dave, Inc. ......................................... United States 77,918 29,031,468
b
Enova International, Inc. .............................. United States 290,733 69,988,155
FirstCash Holdings, Inc. .............................. United States 155,366 33,608,773
132,628,396
Consumer Staples Distribution & Retail 1.5%
PriceSmart, Inc. .................................... United States 257,347 50,270,163
Diversified Consumer Services 1.5%
b
Covista, Inc. ....................................... United States 336,497 41,947,716
OneSpaWorld Holdings Ltd. ........................... Bahamas 418,547 11,819,767
53,767,483
Electrical Equipment 0.8%
EnerSys .......................................... United States 113,240 26,477,777
Electronic Equipment, Instruments & Components 6.2%
Advanced Energy Industries, Inc. ....................... United States 181,718 67,757,191
Bel Fuse, Inc. , B .................................... United States 173,091 57,646,227
b
Fabrinet .......................................... Thailand 89,288 50,186,999
a,b
Knowles Corp. ..................................... United States 825,414 34,238,173
209,828,590
Energy Equipment & Services 4.7%
Archrock, Inc. ...................................... United States 1,227,099 49,955,200
CES Energy Solutions Corp. ........................... Canada 1,930,615 22,556,172
Kodiak Gas Services, Inc. ............................. United States 449,154 33,744,940
Liberty Energy, Inc. , A ................................ United States 950,723 24,899,435
Solaris Energy Infrastructure, Inc. , A ..................... United States 319,238 25,685,889
156,841,636
Entertainment 0.4%
b
Madison Square Garden Entertainment Corp. , A ............ United States 176,872 14,307,176
Health Care Equipment & Supplies 1.4%
a,b
Establishment Labs Holdings, Inc. ....................... Costa Rica 379,035 32,524,993
a,b
UFP Technologies, Inc. ............................... United States 68,034 18,037,854
50,562,847
Health Care Providers & Services 5.9%
b
BrightSpring Health Services, Inc. ....................... United States 1,008,804 70,353,991
Encompass Health Corp. ............................. United States 323,308 32,679,973
Ensign Group, Inc. (The) .............................. United States 210,511 33,744,913
b
Guardant Health, Inc. ................................ United States 270,530 40,587,616
b
Hinge Health, Inc. , A ................................. United States 245,193 20,351,019
197,717,512
Household Durables 1.0%
a,b
Cavco Industries, Inc. ................................ United States 28,305 17,390,026
Installed Building Products, Inc. ......................... United States 78,527 18,048,646
35,438,672

Putnam Funds Trust
Schedule of Investments
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 2.6%
a,b
DigitalOcean Holdings, Inc. ............................ United States 554,735 $ 87,110,037
Life Sciences Tools & Services 1.3%
b
Medpace Holdings, Inc. ............................... United States 81,101 42,950,279
Machinery 6.1%
ESCO Technologies, Inc. .............................. United States 72,214 25,277,789
a
Federal Signal Corp. ................................. United States 350,813 45,075,962
a
JBT Marel Corp. .................................... United States 129,634 18,796,930
b
RBC Bearings, Inc. .................................. United States 129,344 83,305,297
a,b
SPX Technologies, Inc. ............................... United States 68,752 16,855,928
a
Standex International Corp. ............................ United States 51,582 18,449,334
207,761,240
Metals & Mining 0.8%
a
Kaiser Aluminum Corp. ............................... United States 142,341 27,846,170
Oil, Gas & Consumable Fuels 0.3%
a,b
Energy Fuels, Inc. ................................... United States 662,207 9,602,001
Pharmaceuticals 2.9%
b
Axsome Therapeutics, Inc. ............................ United States 212,524 52,019,499
a,b
Indivior Pharmaceuticals, Inc. .......................... United States 363,159 14,900,414
a,b
Ligand Pharmaceuticals, Inc. ........................... United States 69,986 22,121,875
b
Tarsus Pharmaceuticals, Inc. ........................... United States 168,514 10,606,271
99,648,059
Professional Services 1.0%
a,b
Huron Consulting Group, Inc. .......................... United States 390,071 35,168,801
Semiconductors & Semiconductor Equipment 10.0%
b
FormFactor, Inc. .................................... United States 147,815 23,640,053
a,b
MaxLinear, Inc. , A ................................... United States 266,854 34,165,318
a,b
Nova Ltd. ......................................... Israel 142,048 77,123,541
b
Onto Innovation, Inc. ................................. United States 142,116 53,783,800
b
Semtech Corp. ..................................... United States 313,723 50,776,068
b
SiTime Corp. ....................................... United States 24,371 18,170,043
b
Ultra Clean Holdings, Inc. ............................. United States 200,497 28,588,867
a,b
Veeco Instruments, Inc. ............................... United States 704,649 53,412,394
339,660,084
Software 8.0%
b
ACI Worldwide, Inc. .................................. United States 914,743 46,002,425
b
Agilysys, Inc. ....................................... United States 293,491 30,669,809
a,b
Core Scientific, Inc. .................................. United States 962,720 24,636,005
b
Descartes Systems Group, Inc. (The) .................... Canada 317,070 21,953,927
a,b
D-Wave Quantum, Inc. ............................... Canada 690,510 16,565,335
b
Hut 8 Corp. ........................................ United States 357,038 41,218,252
InterDigital, Inc. ..................................... United States 57,308 16,225,614
b
JFrog Ltd. ......................................... United States 314,192 28,553,769
a,b
Riot Platforms, Inc. .................................. United States 605,421 16,576,427
b
Varonis Systems, Inc. , B .............................. United States 737,070 30,927,457
273,329,020
Specialty Retail 3.3%
b
Aritzia, Inc. ........................................ Canada 517,701 57,086,733
b
Boot Barn Holdings, Inc. .............................. United States 223,473 36,709,910

Putnam Funds Trust
Schedule of Investments
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
b
Five Below, Inc. ..................................... United States 96,847 $ 17,412,122
111,208,765
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc. ..................... United States 161,549 54,627,794
Total Common Stocks (Cost $ 2,232,277,648 ) ..................................
3,321,075,745
Management Investment Companies 0.6%
Capital Markets 0.6%
a
iShares Russell 2000 Growth ETF ....................... United States 13,655 5,379,524
a
State Street SPDR S&P Biotech ETF .................... United States 84,140 13,315,155
18,694,679
Total Management Investment Companies (Cost $ 17,339,776 ) ..................
18,694,679
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
b,c
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 78,498 36,109
Total Rights (Cost $ 36,109 ) .................................................
36,109
Total Long Term Investments (Cost $ 2,249,653,533 ) ...........................
3,339,806,533
a
Short Term Investments 13.8%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.8%
d,e
Putnam Short Term Investment Fund , Class P , 3.837% ....... United States 94,505,724 94,505,724
Total Management Investment Companies (Cost $ 94,505,724 ) ..................
94,505,724
f
Investments from Cash Collateral Received for
Loaned Securities 11.0%
Money Market Funds 11.0%
d,e
Putnam Cash Collateral Pool, LLC , 3.856% ................ United States 372,668,404 372,668,404
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 372,668,404 ) ........................................................
372,668,404
Total Short Term Investments (Cost $ 467,174,128 ) .............................
467,174,128
a
Total Investments (Cost $ 2,716,827,661 ) 112.2% ...............................
$3,806,980,661
Other Assets, less Liabilities (12.2) % ........................................
(412,273,574)
Net Assets 100.0% .........................................................
$3,394,707,087
a a a

Putnam Funds Trust
Schedule of Investments
Putnam Small Cap Growth Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 46
.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at June 30, 2026. See Note 1(d).
b
Non-income producing.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(d) regarding securities on loan.

Putnam Funds Trust
Financial Statements
Statements of Assets and Liabilities
June 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Value Fund
Putnam Small
Cap Growth
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $872,318,612 $2,249,653,533
Cost - Non-controlled affiliates (Note 3 g ) ....................................... 23,753,317 467,174,128
Value - Unaffiliated issuers (Includes securities loaned of $— and $374,807,582, respectively) $1,167,053,610 $3,339,806,533
Value - Non-controlled affiliates (Note 3 g ) ...................................... 23,753,317 467,174,128
Cash ................................................................... 13,103,729 5,509,021
Receivables:
Investment securities sold .................................................. — 10,191,636
Capital shares sold ....................................................... 11,091,531 3,017,073
Dividends .............................................................. 2,086,323 212,881
European Union tax reclaims (Note 1 e ) ........................................ 428,255 —
Variation margin on futures contracts .......................................... 306 —
Unrealized appreciation on OTC forward exchange contracts ......................... 9,344,646 —
Prepaid expenses ......................................................... 103,020 124,916
Total assets ......................................................... 1,226,964,737 3,826,036,188
Liabilities:
Payables:
Investment securities purchased ............................................. — 51,022,517
Capital shares redeemed .................................................. 2,793,953 4,728,805
Management fees ........................................................ 432,802 1,701,716
Administrative fees ....................................................... 3,390 8,637
Distribution fees ......................................................... 46,317 167,168
Transfer agent fees ....................................................... 190,010 596,724
Trustees' fees and expenses ................................................ 72,861 120,021
Deposits from brokers for:
OTC derivative contracts ................................................. 1,990,000 —
Unrealized depreciation on OTC forward exchange contracts ......................... 11,455,531 —
Payable upon return of securities loaned (Note 1 d ) ................................. — 372,668,404
Collateral on certain derivative contracts, at value (Note 1 c ) .......................... 724,103 —
Accrued expenses and other liabilities .......................................... 168,515 315,109
Total liabilities ........................................................ 17,877,482 431,329,101
Net assets, at value ................................................ $1,209,087,255 $3,394,707,087
Net assets consist of:
Paid-in capital ............................................................ $883,238,172 $1,747,238,188
Total distributable earnings (losses) ............................................ 325,849,083 1,647,468,899
Net assets, at value ................................................ $1,209,087,255 $3,394,707,087

Putnam Funds Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
June 30, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
International
Value Fund
Putnam Small
Cap Growth
Fund
Class A:
Net assets, at value ...................................................... $183,558,220 $672,977,706
Shares outstanding ....................................................... 9,774,636 6,569,508
Net asset value per share
a,b
................................................. $18.78 $102.44
Maximum offering price per share (net asset value per share ÷ 94.25% )
b
............... $19.93 $108.69
Class C:
Net assets, at value ...................................................... $4,613,204 $34,257,152
Shares outstanding ....................................................... 244,559 422,660
Net asset value and maximum offering price per share
a,b
........................... $18.86 $81.05
Class R:
Net assets, at value ...................................................... $9,496,561 $21,787,959
Shares outstanding ....................................................... 515,758 227,469
Net asset value and maximum offering price per share
b
............................ $18.41 $95.78
Class R6:
Net assets, at value ...................................................... $478,635,617 $1,012,561,156
Shares outstanding ....................................................... 25,388,657 9,110,238
Net asset value and maximum offering price per share
b
............................ $18.85 $111.15
Class Y:
Net assets, at value ...................................................... $532,783,653 $1,653,123,114
Shares outstanding ....................................................... 28,422,434 15,121,172
Net asset value and maximum offering price per share
b
............................ $18.75 $109.33
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statements of Operations
for the year ended June 30, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
International
Value Fund
Putnam Small
Cap Growth
Fund
Investment income:
Dividends: (net of foreign taxes of $1,941,497 and $60,043, respectively)
Unaffiliated issuers ....................................................... $31,493,683 $7,278,701
Non-controlled affiliates (Note 3 g ) ............................................ 1,362,133 839,641
Interest:
Unaffiliated issuers ....................................................... 138,946 —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... — (7,914,774)
Non-controlled affiliates (Note 3 g ) ............................................ — 8,941,983
Other income (Note 1e) ..................................................... 540,923 —
Total investment income .................................................. 33,535,685 9,145,551
Expenses:
Management fees (Note 3 a ) .................................................. 6,631,332 19,814,489
Administrative fees (Note 3 b ) ................................................. 18,131 50,578
Distribution fees: (Note 3c )
    Class A ............................................................... 439,066 1,460,689
    Class C ............................................................... 40,777 308,280
    Class R ............................................................... 53,710 94,193
Transfer agent fees: (Note 3e )
    Class A ............................................................... 260,525 977,232
    Class C ............................................................... 6,101 51,642
    Class R ............................................................... 15,952 31,559
    Class R6 .............................................................. 159,718 431,388
    Class Y ............................................................... 765,606 2,455,279
Custodian fees ............................................................ 53,295 23,613
Reports to shareholders fees ................................................. 53,838 317,830
Registration and filing fees ................................................... 114,006 4,922
Professional fees .......................................................... 190,164 296,100
Trustees' fees and expenses (Note 3 f ) .......................................... 34,682 99,798
Interest expense .......................................................... — 4,217
Other ................................................................... 50,368 88,888
Total expenses ........................................................ 8,887,271 26,510,697
Expense reductions (Note 4 ) .............................................. (14,600) (43,820)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) ............................. (1,335,803) —
Net expenses ........................................................ 7,536,868 26,466,877
Net investment income (loss) ........................................... 25,998,817 (17,321,326)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 21,180,461 652,140,691
Foreign currency transactions ............................................... (5,493) 5,942
Forward exchange contracts ................................................ (1,720,212) —
Futures contracts ........................................................ 19,432 —
Net realized gain (loss) ................................................. 19,474,188 652,146,633
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 145,641,436 341,576,941
Translation of other assets and liabilities denominated in foreign currencies ............. (128,591) —
Forward exchange contracts ................................................ (3,040,661) —
Futures contracts ........................................................ 306 —
Net change in unrealized appreciation (depreciation) ........................... 142,472,490 341,576,941
Net realized and unrealized gain (loss) ........................................... 161,946,678 993,723,574
Net increase (decrease) in net assets resulting from operations ......................... $187,945,495 $976,402,248

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam International Value Fund Putnam Small Cap Growth Fund
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $25,998,817 $15,702,591 $(17,321,326) $(16,511,538)
Net realized gain (loss) ............ 19,474,188 13,108,258 652,146,633 15,835,862
Net change in unrealized appreciation
(depreciation) ................. 142,472,490 91,538,016 341,576,941 176,337,231
Net increase (decrease) in net
assets resulting from operations . 187,945,495 120,348,865 976,402,248 175,661,555
Distributions to shareholders:
Class A ........................ (5,081,164) (4,494,846) (2,354,335) —
Class C ........................ (92,856) (35,802) (154,493) —
Class R ........................ (292,948) (273,574) (82,187) —
Class R6 ....................... (10,976,699) (3,201,063) (3,318,846) —
Class Y ........................ (16,573,259) (10,281,955) (5,468,014) —
Total distributions to shareholders ..... (33,016,926) (18,287,240) (11,377,875) —
Capital share transactions: (Note 2 )
Class A ........................ 1,418,363 10,811,256 (67,965,727) 8,423,238
Class B ........................ — (80,425) — (645,689)
Class C ........................ 1,149,354 785,260 (6,785,491) 8,340,228
Class R ........................ (1,392,009) 778,690 (3,478,594) (3,123,093)
Class R6 ....................... 264,535,506 79,668,952 (118,412,773) 373,534,293
Class Y ........................ 20,936,392 131,962,861 (265,797,457) 309,583,223
Total capital share transactions ....... 286,647,606 223,926,594 (462,440,042) 696,112,200
Net increase (decrease) in net
assets ..................... 441,576,175 325,988,219 502,584,331 871,773,755
Net assets:
Beginning of year .................. 767,511,080 441,522,861 2,892,122,756 2,020,349,001
End of year ...................... $1,209,087,255 $767,511,080 $3,394,707,087 $2,892,122,756

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of fourteen separate funds, two of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The Funds
offer five classes of shares: Class A, Class C, Class R, Class
R6 and Class Y. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Putnam Small Cap Growth Fund was closed to new
investors with limited exceptions effective January 15, 2025.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Funds' pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Funds' net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
See Note 8  regarding other derivative information.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained
over the life of the loan in an amount not less than 100%
of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral
required due to changes in security values is delivered to
the Fund on the next business day. Any cash collateral
received is deposited into a joint cash account with other
funds and is used to invest in the Putnam Cash Collateral
Pool, LLC, a limited liability company, an affiliate of Putnam
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Management. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Putnam International Value Fund Putnam Small Cap Growth Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended June 30, 2026
Shares sold
a
................................... 1,547,935 $26,979,745 302,473 $25,218,255
Shares issued in reinvestment of distributions .......... 285,834 4,913,478 27,903 2,289,578
Shares redeemed ............................... (1,709,051) (30,474,860) (1,144,951) (95,473,560)
Net increase (decrease) .......................... 124,718 $1,418,363 (814,575) $(67,965,727)
Year ended June 30, 2025
Shares sold
a
................................... 1,576,737 $23,512,420 1,180,538 $86,972,693
Shares issued in reinvestment of distributions .......... 330,566 4,353,558 — —
Shares redeemed ............................... (1,189,631) (17,054,722) (1,084,066) (78,549,455)
Net increase (decrease) .......................... 717,672 $10,811,256 96,472 $8,423,238
Class B
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam International Value Fund Putnam Small Cap Growth Fund
Shares Amount Shares Amount
Class B Shares:
*
Year ended June 30, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended June 30, 2025
Shares sold ................................... — $— 6 $356
Shares redeemed ............................... (5,494) (80,425) (11,284) (646,045)
Net increase (decrease) .......................... (5,494) $(80,425) (11,278) $(645,689)
Class C
Class C Shares:
Year ended June 30, 2026
Shares sold ................................... 136,439 $2,359,453 29,397 $1,954,508
Shares issued in reinvestment of distributions .......... 5,355 92,856 2,364 154,158
Shares redeemed
a
.............................. (74,065) (1,302,955) (136,066) (8,894,157)
Net increase (decrease) .......................... 67,729 $1,149,354 (104,305) $(6,785,491)
Year ended June 30, 2025
Shares sold ................................... 105,959 $1,568,572 277,903 $16,789,649
Shares issued in reinvestment of distributions .......... 2,688 35,802 — —
Shares redeemed
a
.............................. (56,702) (819,114) (151,532) (8,449,421)
Net increase (decrease) .......................... 51,945 $785,260 126,371 $8,340,228
Class R
Class R Shares:
Year ended June 30, 2026
Shares sold ................................... 234,750 $4,057,354 41,916 $3,265,990
Shares issued in reinvestment of distributions .......... 17,355 292,948 1,067 82,007
Shares redeemed ............................... (324,165) (5,742,311) (90,037) (6,826,591)
Net increase (decrease) .......................... (72,060) $(1,392,009) (47,054) $(3,478,594)
Year ended June 30, 2025
Shares sold ................................... 202,548 $2,886,389 115,893 $8,019,330
Shares issued in reinvestment of distributions .......... 21,125 273,564 — —
Shares redeemed ............................... (167,049) (2,381,263) (164,890) (11,142,423)
Net increase (decrease) .......................... 56,624 $778,690 (48,997) $(3,123,093)
Class R6
Class R6 Shares:
Year ended June 30, 2026
Shares sold ................................... 20,861,448 $366,752,329 2,003,591 $183,695,029
Shares issued in reinvestment of distributions .......... 636,758 10,971,346 35,925 3,193,771
Shares redeemed ............................... (6,297,915) (113,188,169) (3,330,049) (305,301,573)
Net increase (decrease) .......................... 15,200,291 $264,535,506 (1,290,533) $(118,412,773)
Year ended June 30, 2025
Shares sold ................................... 7,332,543 $108,002,146 7,162,908 $566,286,045
Shares issued in reinvestment of distributions .......... 241,957 3,191,415 — —
Shares redeemed ............................... (2,174,641) (31,524,609) (2,462,031) (192,751,752)
Net increase (decrease) .......................... 5,399,859 $79,668,952 4,700,877 $373,534,293
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Putnam International Value Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management
Putnam International Value Fund Putnam Small Cap Growth Fund
Shares Amount Shares Amount
Class Y Shares:
Year ended June 30, 2026
Shares sold ................................... 9,797,879 $169,489,686 2,597,535 $230,565,362
Shares issued in reinvestment of distributions .......... 962,533 16,497,806 61,884 5,414,116
Shares redeemed ............................... (9,290,213) (165,051,100) (5,697,404) (501,776,935)
Net increase (decrease) .......................... 1,470,199 $20,936,392 (3,037,985) $(265,797,457)
Year ended June 30, 2025
Shares sold ................................... 15,230,731 $223,807,696 12,199,198 $955,891,188
Shares issued in reinvestment of distributions .......... 780,664 10,250,123 — —
Shares redeemed ............................... (7,157,354) (102,094,958) (8,438,863) (646,307,965)
Net increase (decrease) .......................... 8,854,041 $131,962,861 3,760,335 $309,583,223
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets).
Such annual rates may vary as follows:
Putnam Small Cap Growth Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets).
Such annual rates may vary as follows:
In addition, the monthly management fee for each Fund consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment for each Fund is calculated by multiplying the performance adjustment rate and the Funds’ average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month.
For Putnam International Value Fund, the performance adjustment rate is equal to 0.03 multiplied by the difference between the Fund’s annualized performance (measured by the Fund’s class A shares) and the annualized performance of the MSCI
EAFE Value Index (Net Returns) each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.15%.For Putnam Small Cap Growth Fund, the performance adjustment rate is equal to 0.03 multiplied by the difference between the Fund's annualized performance (measured by the Fund’s class A shares) and the annualized performance of the Russell 2000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.18%. The monthly base fee is determined based on each Fund's average net assets for the month, while the performance adjustment is determined based on each Fund's average net assets over the thirty-six
Annualized Fee Rate Net Assets
0.850% of the first $5 billion,
0.800% of the next $5 billion,
0.750% of the next $10 billion,
0.700% of the next $10 billion,
0.650% of the next $50 billion,
0.630% of the next $50 billion,
0.620% of the next $100 billion and
0.615% of any excess thereafter.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
month performance period. This means it is possible that, if the Funds underperform significantly over the performance period, and the Funds’ assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the Funds.
Because the performance adjustment is based on each Fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if each Fund’s shares lose value during the performance period provided that the Funds outperformed its benchmark index, and could decrease Putnam Management’s fee even if the Funds’ shares increase in value during the performance period provided that each Fund underperformed its benchmark index.
For the reporting period, the management fee represented effective rates (excluding the impact of any expense waiver in effect) of each Fund's average net assets as follows:
Putnam Management retained Advisers as subadvisor for the Funds. Pursuant to the agreement, Advisers provides certain advisory and related services to the Funds. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Funds, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Funds. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Funds.
Under a subadvisory agreement, PAC provides subadvisory services to Putnam International Value Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by PAC, and is not an additional expense of the
Fund.
Effective August 1, 2026, under a subadvisory agreement, TAML, an affiliate of Putnam Management, will provide subadvisory services to Putnam International Value Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by TAML, and is not an additional expense of the Fund. Effective August 1, 2026, the subadvisory agreement was terminated for PAC.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Funds. The fee is paid by
Putnam Management based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
The Funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Funds and their staff who provide administrative services to the Funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.
Putnam
International
Value Fund
Putnam Small
Cap Growth
Fund
Management fee effective rate .................................................... 0.635% 0.663%
Effective base fee .............................................................. 0.670% 0.598%
Impact on management fee effective rate ............................................ Decrease Increase
Performance fee impact ......................................................... (0.035%) 0.065%
Performance fee adjustment ...................................................... ($356,424) $1,937,237
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Funds. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Funds; (2) a specified rate of the Funds' assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Funds' average assets attributable to such accounts.
Class R6 shares of the Funds paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of
0.05%.
f. Trustee Fees
The Funds have adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
The Funds have adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Funds are included in the Trustees' fees and expenses
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Putnam
International
Value Fund
Putnam Small
Cap Growth
Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $18,888 $26,844
CDSC retained ............................................................. $2,556 $13,479
3. Transactions with Affiliates
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
in the Statements of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the
Statements of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended June 30, 2026, investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through October 30, 2027, to waive fees and/or reimburse the Funds’
expenses to the extent necessary to limit the cumulative expenses of the Funds, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Funds’
investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Funds’ average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $36,640,630 $372,051,323 $(384,938,636) $— $— $23,753,317 23,753,317 $1,362,133
Total Affiliated Securities ... $36,640,630 $372,051,323 $(384,938,636) $— $— $23,753,317 $1,362,133
Putnam Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $47,086,907 $635,522,304 $(588,103,487) $— $— $94,505,724 94,505,724 $839,641
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.856% ............. $164,675,548 $2,564,590,912 $(2,356,598,056) $— $— $372,668,404 372,668,404 $8,941,983
Total Affiliated Securities ... $211,762,455 $3,200,113,216 $(2,944,701,543) $— $— $467,174,128 $9,781,624
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of
Putnam International Value Fund through October 30, 2027, so that the total expenses of the Fund (before any applicable performance-based adjustment to the Fund’s base management fee and excluding brokerage, interest, taxes, investment-
related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract)
would not exceed an annual rate of 0.59% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' transfer agent fees. During the year ended June 30, 2026, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended June 30, 2026, the utilized capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At June 30, 2026, the deferred losses were as follows:
The tax character of distributions paid during the years ended June 30, 2026 and 2025, was as follows:
Putnam Small
Cap Growth
Fund
Capital loss utilized carryforwards ................................................................ $39,961,140
Putnam Small Cap
Growth Fund
Late-year ordinary loss .........................................................................
$8,631,128
Putnam International Value Fund Putnam Small Cap Growth Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $21,368,201 $12,925,401 $— $—
Long term capital gain .................... 11,648,725 5,361,839 11,377,875 —
$33,016,926 $18,287,240 $11,377,875 $—
3. Transactions with Affiliates
(continued)
h. Waiver and Expense Reimbursements
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
At June 30, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares and net operating losses.
Putnam Small Cap Growth Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended June 30, 2026, were as follows:
At June 30, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may
Putnam
International
Value Fund
Putnam Small
Cap Growth
Fund
a a a
Cost of investments ......................................................... $897,280,164 $2,732,955,952
Unrealized appreciation ....................................................... $329,013,810 $1,121,872,918
Unrealized depreciation ....................................................... (37,597,626) (47,848,209)
Net unrealized appreciation (depreciation) ......................................... $291,416,184 $1,074,024,709
Distributable earnings:
Undistributed ordinary income .................................................. $24,829,012 $—
Undistributed long term capital gains ............................................. 9,175,411 582,075,319
Total distributable earnings .................................................... $34,004,423 $582,075,319
Putnam
International
Value Fund
Putnam Small
Cap Growth
Fund
Purchases ................................................................ $456,326,721 $2,456,130,439
Sales .................................................................... 193,347,930 2,962,982,963
Putnam Small
Cap Growth
Fund
Securities lending transactions
a
:
Equity investments
b
........................................................................... $372,668,404
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended June 30, 2026, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended June 30, 2026, the average month end notional amount of futures contracts and the average month end contract value for forward exchange contracts were as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam International Value Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 9,344,646 Unrealized depreciation on OTC
forward exchange contracts
$ 11,455,531
Equity contracts ...........
Variation margin on futures
contracts
306
a
Variation margin on futures
contracts
—
Total .................... $9,344,952 $11,455,531
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam International Value Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(1,720,212) Forward exchange contracts $(3,040,661)
Equity contracts ..............
Futures contracts 19,432 Futures contracts 306
Total ....................... $(1,700,780) $(3,040,355)
Putnam
International
Value Fund
Futures contracts ............................................................................ $5,556,222
Forward exchange contracts .................................................................... 703,778,840
7. Concentration of Risk
(continued)

Putnam Funds Trust
Notes to Financial Statements

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At June 30, 2026, certain or all Funds with significant OTC derivative assets and liabilities are as follows:
At June 30, 2026, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam International Value Fund
Forward Exchange Contracts ............................. $ 9,344,646 $ 11,455,531
Total ............................................. $9,344,646 $11,455,531
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam International Value Fund
Counterparty
BOFA .................... $ 1,029,383 $ (492,460) $ (536,923) $ — $ —
BZWS ................... 297,294 (297,294) — — —
CITI ..................... 508,875 (508,875) — — —
GSCO ................... 1,332,158 (1,332,158) — — —
HSBK ................... 297,876 (297,876) — — —
JPHQ ................... 162,733 (162,733) — — —
MSCO ................... 3,496,026 (1,581,954) — (1,914,072) —
SSBT .................... 534,302 (534,302) — — —
TDOM ................... 255,425 (255,425) — — —
UBSW ................... 1,115,473 (110,556) (881,126) — 123,791
WPAC ................... 315,101 (315,101) — — —
Total ................... $9,344,646 $(5,888,734) $(1,418,049) $(1,914,072) $123,791
$ 1
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
At June 30, 2026, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 46.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended June 30, 2026, the Funds did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam International Value Fund
Counterparty
BOFA .................... $ 492,460 $ (492,460) $ — $ — $ —
BZWS ................... 311,474 (297,294) — — 14,180
CITI ..................... 2,041,541 (508,875) (1,532,666) — —
GSCO ................... 2,419,504 (1,332,158) (991,513) — 95,833
HSBK ................... 1,059,158 (297,876) (721,918) — 39,364
JPHQ ................... 1,240,316 (162,733) (1,033,488) — 44,095
MSCO ................... 1,581,954 (1,581,954) — — —
SSBT .................... 1,208,537 (534,302) (674,235) — —
TDOM ................... 451,098 (255,425) (194,708) — 965
UBSW ................... 110,556 (110,556) — — —
WPAC ................... 538,933 (315,101) — — 223,832
Total ................... $11,455,531 $(5,888,734) $(5,148,528) $— $418,269
a
At June 30, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedules of Investments for securities pledged as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 26,085,103 $ — $ 26,085,103
Air Freight & Logistics ................... — 12,982,473 — 12,982,473
Banks ............................... — 329,605,198 — 329,605,198
Beverages ........................... — 24,558,153 — 24,558,153
Biotechnology ......................... — 10,523,618 — 10,523,618
Broadline Retail ....................... — 6,152,704 — 6,152,704
Building Products ...................... — 13,206,529 — 13,206,529
Capital Markets ........................ — 23,468,473 — 23,468,473
Construction Materials .................. 22,161,626 — — 22,161,626
Consumer Staples Distribution & Retail ...... 8,634,441 17,791,623 — 26,426,064
Diversified REITs ...................... — 6,178,895 — 6,178,895
Diversified Telecommunication Services ..... — 29,159,821 — 29,159,821
Electric Utilities ........................ — 23,933,493 — 23,933,493
Electrical Equipment .................... — 18,703,845 — 18,703,845
Food Products ........................ — 47,244,814 — 47,244,814
Health Care Equipment & Supplies ......... — 20,888,529 — 20,888,529
Hotels, Restaurants & Leisure ............. — 7,394,769 — 7,394,769
Household Durables .................... — 12,311,903 — 12,311,903
Industrial Conglomerates ................ — 37,885,601 — 37,885,601
Industrial REITs ....................... — 12,631,266 — 12,631,266
Insurance ............................ — 95,818,154 — 95,818,154
Machinery ............................ — 14,614,890 — 14,614,890
Metals & Mining ....................... — 33,952,247 — 33,952,247
Multi-Utilities .......................... — 15,842,363 — 15,842,363
Oil, Gas & Consumable Fuels ............. 27,626,625 54,664,428 — 82,291,053
Passenger Airlines ..................... — 17,497,454 — 17,497,454
Pharmaceuticals ....................... — 59,898,707 — 59,898,707
Semiconductors & Semiconductor Equipment . — 12,831,341 — 12,831,341
Specialty Retail ........................ — 12,268,360 — 12,268,360
Textiles, Apparel & Luxury Goods .......... — 16,308,346 — 16,308,346
Tobacco ............................. — 16,308,840 — 16,308,840
Trading Companies & Distributors .......... — 40,114,993 — 40,114,993
Wireless Telecommunication Services ....... — 24,939,884 — 24,939,884
Preferred Stocks ......................... — 5,865,825 — 5,865,825
U.S. Government and Agency Securities ....... — 724,103 — 724,103

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. A management group of the Funds'
investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam International Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Short Term Investments ................... $ 23,753,317 $ 6,274,173 $ — $ 30,027,490
Total Investments in Securities ........... $82,176,009 $1,108,630,918
b
$— $1,190,806,927
Other Financial Instruments:
Forward Exchange Contracts ............... $— $9,344,646 $— $9,344,646
Futures Contracts ....................... 306 — — 306
Total Other Financial Instruments ......... $306 $9,344,646 $— $9,344,952
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 11,455,531 $ — $ 11,455,531
Total Other Financial Instruments ......... $— $11,455,531 $— $11,455,531
Putnam Small Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $3,321,075,745 $— $— $3,321,075,745
Management Investment Companies ......... 18,694,679 — — 18,694,679
Rights ................................. — — 36,109 36,109
Short Term Investments ................... 94,505,724 372,668,404 — 467,174,128
Total Investments in Securities ........... $3,434,276,148 $372,668,404 $36,109 $3,806,980,661
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $1,101,632,642, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements

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Annual Report
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam International Value Fund and Putnam Small Cap
Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Putnam
International Value Fund and Putnam Small Cap Growth Fund (two of the funds constituting Putnam Funds Trust, hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations for the year ended June 30,
2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended June 30, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended June 30, 2026 :
Pursuant to:
Putnam International
Value Fund
Putnam Small Cap
Growth Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $11,648,725 $15,611,305
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $161,366 $6,016,781
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $33,186,344 $6,409,831
Qualified Net Interest Income (QII) §871(k)(1)(C) $939,116 —
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $18,060 —
Section 163(j) Interest Dividends Earned §163(j) $99,496 —
Interest Earned from Federal Obligations Note (1) $137,578 —
Putnam
International
Value Fund
Foreign Taxes Paid $730,356
Foreign Source Income Earned $32,114,383

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Annual Report
Putnam Funds Trust
Putnam International Value Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company, LLC (“PAC”)
1
, and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
1
As further described below under the heading “Trustee approval of sub-advisory contract,” Templeton Asset Management Ltd. (“TAML”) replaced PAC as a sub-adviser of the fund on August 1, 2026.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that

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Annual Report
the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least October 30, 2027. In addition, the Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, any applicable performance-based upward or downward adjustments to the fund’s base management fee, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.59% of its average net assets through at least October 30, 2027. During its fiscal year ending in 2025, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees

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Annual Report
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

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The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-
year and five-year periods ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive but trailed the return of its benchmark over the one-year and three-year periods ended December 31, 2025, and was positive and exceeded the return of its benchmark over the five-year period ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees expressed concern about your fund’s significant underperformance relative to its benchmark for the one-year period ended December 31, 2025. The Trustees considered the Advisor’s views that:
1. Stock specific detractors accounted for the shortfall.
2. From a stock selection perspective, not owning financial services companies Banco Santander and Banco Bilbao Vizcaya
Argentaria as well as underweight positions in biopharmaceutical company Sanofi and energy and petrochemical company
Shell were the largest detractors. Overweight positions in banking and financial services companies AIB Group, CaixaBank,
ING Groep and Barclays were the strongest contributors.
3. Overweight positioning to industrials along with underweight positioning to materials, health care, real estate and consumer discretionary resulted in a small positive contribution overall from sector allocation.

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The Trustees also noted that the fund is four star rated by Morningstar at year end 2025 and that the Advisor remained confident in the fund’s portfolio managers.
As a general matter, the Trustees believe that engaging in constructive dialogue with the Advisor represents the most effective way for the Trustees to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the funds have, in effect, placed their trust in management, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that management has made changes in light of subpar investment performance when warranted. Based on the Advisor’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within the Advisor to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
Trustee approval of sub-advisory contract
At its meeting on May 21, 2026, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new
Sub-Advisory Contract with respect to your fund (the “New TAML Sub-Advisory Contract”) between the Advisor and its affiliate,
TAML. TAML is a wholly-owned subsidiary of Franklin Templeton and an affiliate of the Advisor.
The Trustees considered the proposed New TAML Sub-Advisory Contract in connection with the consolidation of PAC’s
Singapore branch office into TAML (the “Reorganization”), expected to take place on or about August 1, 2026. The Trustees considered that, in connection with the Reorganization, PAC investment professionals would become employees of TAML.
The Trustees also noted that, as part of the Reorganization, TAML was proposed to assume the role of investment sub-adviser for your fund and other Putnam funds sub-advised by PAC, which would be accomplished through a transfer by PAC of all of its rights and obligations under the previous sub-advisory contract between Putnam Management and PAC (the “Previous
PAC Sub-Advisory Contract”) to TAML by means of an assignment and assumption agreement that would take effect upon the closing of the Reorganization (the New Subadvisory Contract refers to the Previous PAC Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreement). (Because TAML is an affiliate of the Advisor and the Advisor remains fully responsible for all services provided by TAML, the Trustees did not attempt to evaluate TAML as a separate entity.)

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The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy
Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:
1. The Reorganization and the New TAML Sub-Advisory Contract would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;
2. The New TAML Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as the
Advisor would be responsible for overseeing the investment advisory services provided to the applicable funds by TAML under the New TAML Sub-Advisory Contract and would compensate TAML for such services out of the fees it receives under each fund’s Management Contract with the Advisor; and
3. The assignment and assumption agreement would not change any of the terms of the Previous PAC Sub-Advisory Contract, including the related sub-advisory fees, other than the party thereto.
The Trustees considered that, prior to the Reorganization, counsel to Franklin Templeton had provided a legal opinion that the Reorganization and the appointment of TAML as sub-adviser to the funds would not result in an “assignment” under the
1940 Act of the New TAML Sub-Advisory Contract and that the New TAML Sub-Advisory Contract did not require shareholder approval.
The Trustees also took into account that they had most recently approved the fund’s Previous PAC Sub-Advisory Contract on June 27, 2025. In connection with approval of the New TAML Sub-Advisory Contract, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the Previous PAC Sub-Advisory Contract with respect to your fund. The Trustees also considered the information referenced above under the heading “Trustee approval of management contracts” that was provided in connection with their consideration of the continuation of the Previous PAC Sub-Advisory Contract. The material factors considered and the conclusions reached with respect to the Trustees’ approval for the New TAML Sub-Advisory Contract were substantially similar to those discussed above in connection with the Trustees’ continuation of the Previous PAC Sub-Advisory Contract.
Putnam Small Cap Growth Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate

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entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
In addition, your fund’s Management Contract provides that its management fees will be adjusted up or down depending upon whether your fund’s performance is better or worse than the performance of an appropriate index of securities prices specified in the Management Contract. In the course of reviewing investment performance, the Trustees examined the operation of your fund’s performance fees and concluded that these fees were operating effectively to align further the Advisor’s economic interests with those of the fund’s shareholders.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least October 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial

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markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Small-Cap Growth Funds) for the one-year, three-year and five-year periods ended December 31,
2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2025, there were 528, 507 and 490 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
One-year period Three-year period Five-year period
2nd 1st 1st

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The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

PFT6-AFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 28, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 28, 2026